SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details)	6 Months Ended
Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term	5 years
Volatility	62.39%
Expected dividend rate	0.00%
Risk-free interest rate	3.52%
Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term	5 years
Volatility	53.00%
Expected dividend rate	0.00%
Risk-free interest rate	4.33%